Segment Information - Net Revenues by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 7,404	$ 8,082	$ 8,493
Sense & Power and Automotive Products (SP&A) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	4,774	4,775	4,622
Embedded Processing Solutions (EPS) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	2,608	3,269	3,826
Product Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	7,382	8,044	8,448
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 22	$ 38	$ 45